Financial liabilities - Disclosure of maturity analysis for non-derivative financial liabilities (Details) € in Thousands	Jun. 30, 2022 EUR (€)
Statement Line Items [Line Items]
Undiscounted cash flows	€ 43,374
Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	30,859
From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	6,817
Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	5,697
State guaranteed loan Société Générale
Statement Line Items [Line Items]
Undiscounted cash flows	20,050
State guaranteed loan Société Générale | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	20,050
State guaranteed loan Société Générale | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loan Société Générale | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas
Statement Line Items [Line Items]
Undiscounted cash flows	8,722
State guaranteed loan BNP Paribas | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	8,722
State guaranteed loan BNP Paribas | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Building "Le Virage"
Statement Line Items [Line Items]
Undiscounted cash flows	1,614
Lease liabilities – Building "Le Virage" | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	527
Lease liabilities – Building "Le Virage" | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	1,088
Lease liabilities – Building "Le Virage" | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc.
Statement Line Items [Line Items]
Undiscounted cash flows	396
Lease liabilities – Premises Innate Inc. | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	91
Lease liabilities – Premises Innate Inc. | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	299
Lease liabilities – Premises Innate Inc. | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment
Statement Line Items [Line Items]
Undiscounted cash flows	376
Lease liabilities – Laboratory equipment | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	178
Lease liabilities – Laboratory equipment | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	199
Lease liabilities – Laboratory equipment | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Statement Line Items [Line Items]
Undiscounted cash flows	71
Lease liabilities – Vehicles | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	29
Lease liabilities – Vehicles | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	44
Lease liabilities – Vehicles | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Statement Line Items [Line Items]
Undiscounted cash flows	31
Lease liabilities - Printers | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	9
Lease liabilities - Printers | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	22
Lease liabilities - Printers | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Equipment
Statement Line Items [Line Items]
Undiscounted cash flows	181
Borrowing – Equipment | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	55
Borrowing – Equipment | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	126
Borrowing – Equipment | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Building
Statement Line Items [Line Items]
Undiscounted cash flows	11,933
Borrowing – Building | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	1,198
Borrowing – Building | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	5,039
Borrowing – Building | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	€ 5,697